Consolidated Statements of Stockholders' Equity - USD ($) $ in Millions	Total	Preferred Stock	Common Stock	Additional Paid in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Accumulated Deficit)
Shares, Outstanding, Beginning Balance at Dec. 31, 2012		266,657	55,863,053
Beginning Balance at Dec. 31, 2012	$ 1,160	$ 260	$ 1	$ 1,477	$ (2)	$ (576)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	267					267
Total other comprehensive income (loss)	(3)				(3)
Accretion of preferred stock	0	$ 6				(6)
Stock-based compensation (in shares)			275,021
Stock-based compensation	2			2
Shares, Outstanding, Ending Balance at Dec. 31, 2013		266,657	56,138,074
Ending Balance at Dec. 31, 2013	1,426	$ 266	$ 1	1,479	(5)	(315)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(69)					(69)
Total other comprehensive income (loss)	13				13
Accretion of preferred stock	0	$ 1				(1)
Stock-based compensation (in shares)			194,233
Stock-based compensation	3			3
Shares, Outstanding, Ending Balance at Dec. 31, 2014		266,657	56,332,307
Ending Balance at Dec. 31, 2014	1,373	$ 267	$ 1	1,482	8	(385)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	125					125
Total other comprehensive income (loss)	4				4
Stock-based compensation (in shares)			103,719
Stock-based compensation	2			2
Shares, Outstanding, Ending Balance at Sep. 30, 2015		266,657	56,436,026
Ending Balance at Sep. 30, 2015	1,504	$ 267	$ 1	1,484	12	(260)
Shares, Outstanding, Beginning Balance at Dec. 31, 2014		266,657	56,332,307
Beginning Balance at Dec. 31, 2014	1,373	$ 267	$ 1	1,482	8	(385)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	158					158
Total other comprehensive income (loss)	(6)				(6)
Stock-based compensation (in shares)			150,951
Stock-based compensation	3			3
Warrant exercise	1			1		0
Shares, Outstanding, Ending Balance at Dec. 31, 2015		266,657	56,483,258
Ending Balance at Dec. 31, 2015	1,529	$ 267	$ 1	1,486	2	(227)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	143					143
Total other comprehensive income (loss)	(22)				(22)
Stock-based compensation (in shares)			114,013
Stock-based compensation	8			8
Stock Redeemed or Called During Period, Value	(267)	$ (267)				0
Stock Redeemed or Called During Period, Shares		(266,657)
Dividends on preferred stock	(105)					(105)
Shares, Outstanding, Ending Balance at Sep. 30, 2016		0	56,597,271
Ending Balance at Sep. 30, 2016	$ 1,286	$ 0	$ 1	$ 1,494	$ (20)	$ (189)